Income Taxes - Schedule of Operating Tax loss Carryforwards (Details) - Jun. 30, 2026 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating Loss Carryforwards [Line Items]
Total operating tax loss carry forwards	$ 37,144	¥ 252,023
2026 [Member]
Operating Loss Carryforwards [Line Items]
Total operating tax loss carry forwards	1,690	11,465
2027 [Member]
Operating Loss Carryforwards [Line Items]
Total operating tax loss carry forwards	5,850	39,695
2028 [Member]
Operating Loss Carryforwards [Line Items]
Total operating tax loss carry forwards	3,960	26,870
2029 [Member]
Operating Loss Carryforwards [Line Items]
Total operating tax loss carry forwards	9,267	62,872
2030 [Member]
Operating Loss Carryforwards [Line Items]
Total operating tax loss carry forwards	$ 16,377	¥ 111,121